Summary of Business and Financial Statement Presentation including Significant Accounting Policies (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) lease	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)
Mortgage Loans Held-for-Sale
Maximum past due period of principal or interest based on LHFS are placed on nonaccrual status			90 days
Recent Accounting Pronouncements
Restricted cash	$ 5,508		$ 5,657	$ 5,602
Business promotion	$ 2,301	$ 1,193	$ 7,395	3,859
Number of operating leases | lease	3		3
Number of financing leases | lease			1
Accumulated other comprehensive earnings, net of tax	$ 19,775		$ 22,044	$ 24,766